GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill as of December 31, 2011 are as follows:

December 31,
2011

Goodwill, beginning of year	$-
Acquisition of Smilebox	24,753

Goodwill, end of year	$24,753

b.	Other intangible assets, net

Net other intangible assets consisted of the following:

	Useful	December 31,
	life	2010	2011
Original amount:
Capitalized software development costs	3	$-	$739
Capitalized content costs	3	413	503
Domain	3	35	52
Technology	3	-	3,000
Trade name	10.25	-	1,870
Customer relationship	4.3-6.3	-	1,488

		448	7,652
Accumulated amortization:
Capitalized software development costs		-	22
Capitalized content costs		215	329
Domain		31	39
Technology		-	333
Trade name		-	61
Customer relationship		-	262

		246	1,046
Other intangible assets, net:
Capitalized software development costs		-	717
Capitalized content costs		198	174
Domain		4	13
Technology		-	2,667
Trade name		-	1,809
Customer relationship		-	1,226

		$202	$6,606

c.	Amortization expense amounted to $ 90, $ 112 and $ 800 for the years ended December 31, 2009, 2010 and 2011, respectively.

d.	The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

2012	$2,155
2013	1,809
2014	1,244
2015	303
Thereafter	1,095

$6,606